Note 14 - Employee Benefits - Activities Under All Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Granted (in shares)	0	0
Granted unvested options (in shares)	0	0
Shares available for grant (in shares)	404,456
Weighted average exercise price (in dollars per share)	$ 11.21
Unvested options (in shares)	11,410
Unvested options, weighted average grant date fair value (in dollars per share)	$ 4.04
Unvested options (in shares)	11,410
Shares available for grant (in shares)	404,456
Weighted average exercise price (in dollars per share)	$ 11.21
Unvested options, weighted average grant date fair value (in dollars per share)	$ 4.04
Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	14,564
Unvested restricted shares outstanding (in shares)	14,564
Employee Stock Option [Member]
Options outstanding (in shares)	34,229
Options outstanding (in shares)	34,229
The 2009 Plan [Member]
Shares available for grant (in shares)	0	54,876	96,341
Weighted average exercise price (in dollars per share)	$ 9.25	$ 9.25	$ 4.77
Unvested options (in shares)	22,820	34,229	0
Vested (in shares)	0	0	0
Vested (in shares)	11,410	11,409	0
Unvested options vested (in shares)	(11,410)	(11,409)	0
Transferred to subsequent plan (in shares)		(43,712)
Vested (in dollars per share)	$ 4.04	$ 4.04
Shares available for grant (in shares)	0	0	54,876
Weighted average exercise price (in dollars per share)	$ 11.21	$ 9.25	$ 9.25
Unvested options (in shares)	11,410	22,820	34,229
Unvested options, weighted average grant date fair value (in dollars per share)	$ 4.04	$ 4.04	$ 4.04
Unvested options (in shares)	11,410	34,229	0
Shares available for grant (in shares)	0	54,876	96,341
Weighted average exercise price (in dollars per share)	$ 9.25	$ 9.25	$ 4.77
Unvested options, weighted average grant date fair value (in dollars per share)	$ 4.04	$ 4.04	$ 4.04
The 2009 Plan [Member] | Granted January 26, 2016, First Grant [Member]
Granted (in shares)			(4,087)
Granted (in shares)			0
Granted unvested options (in shares)			0
Granted (Year)			3 years
The 2009 Plan [Member] | Granted January 26, 2016, Second Grant [Member]
Granted (in shares)			(34,229)
Granted (in shares)			34,229
Granted unvested options (in shares)			34,229
Granted (Year)			3 years
Granted (in dollars per share)			$ 11.21
Granted (in dollars per share)			$ 4.04
The 2009 Plan [Member] | Granted April 26, 2016 [Member]
Granted (in shares)			(3,149)
Granted (in shares)			0
Granted unvested options (in shares)			0
Granted (Year)			1 year
The 2009 Plan [Member] | Granted January 31, 2017 [Member]
Granted (in shares)		(11,164)
Granted (Year)		3 years
The 2009 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	14,881	20,596	38,886
Vested (in shares)	(7,541)	(15,018)	(24,320)
Transferred to subsequent plan (in shares)		0
Unvested restricted shares outstanding (in shares)	7,340	14,881	20,596
Vested (in shares)	(7,541)	(15,018)	(24,320)
Unvested restricted shares outstanding (in shares)	7,340	20,596	38,886
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 26, 2016, First Grant [Member]
Granted (in shares)			3,406
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 26, 2016, Second Grant [Member]
Granted (in shares)			0
The 2009 Plan [Member] | Restricted Stock [Member] | Granted April 26, 2016 [Member]
Granted (in shares)			2,624
The 2009 Plan [Member] | Restricted Stock [Member] | Granted January 31, 2017 [Member]
Granted (in shares)		9,303
The 2009 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)	49,229	49,229	15,000
Vested (in shares)	0	0	0
Unvested options vested (in shares)	0	0	0
Transferred to subsequent plan (in shares)		0
Options outstanding (in shares)	34,229	49,229	49,229
Options outstanding (in shares)	49,229	49,229	15,000
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 26, 2016, First Grant [Member]
Granted (in shares)			0
Granted unvested options (in shares)			0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 26, 2016, Second Grant [Member]
Granted (in shares)			34,229
Granted unvested options (in shares)			34,229
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted April 26, 2016 [Member]
Granted (in shares)			0
Granted unvested options (in shares)			0
The 2009 Plan [Member] | Employee Stock Option [Member] | Granted January 31, 2017 [Member]
Granted (in shares)		0
Granted unvested options (in shares)		0
The 2017 Plan [Member]
Shares available for grant (in shares)	415,292	375,000
Vested (in shares)	(2,280)
Shares available for grant (in shares)	404,456	415,292	375,000
Options outstanding (in shares)	0
Unvested options (in shares)	0
Transferred from previous plan, effect on shares available for grant (in shares)		43,712
Vested (in shares)	(2,280)
Unvested options (in shares)	0
Shares available for grant (in shares)	415,292	375,000	375,000
Options outstanding (in shares)	0
The 2017 Plan [Member] | Granted May 5, 2017 [Member]
Granted (in shares)		(3,420)
Granted (Year)		1 year
The 2017 Plan [Member] | Granted January 23, 2018 [Member]
Granted (in shares)	(10,044)
Granted (Year)	3 years
The 2017 Plan [Member] | Granted April 24, 2018 [Member]
Granted (in shares)	(792)
Granted (Year)	1 year
The 2017 Plan [Member] | Restricted Stock [Member]
Unvested restricted shares outstanding (in shares)	2,280	0
Unvested restricted shares outstanding (in shares)	7,224	2,280	0
Transferred from previous plan (in shares)		0
Unvested restricted shares outstanding (in shares)	7,224	0	0
The 2017 Plan [Member] | Restricted Stock [Member] | Granted May 5, 2017 [Member]
Granted (in shares)		2,280
The 2017 Plan [Member] | Restricted Stock [Member] | Granted January 23, 2018 [Member]
Granted (in shares)	6,696
The 2017 Plan [Member] | Restricted Stock [Member] | Granted April 24, 2018 [Member]
Granted (in shares)	528
The 2017 Plan [Member] | Employee Stock Option [Member]
Options outstanding (in shares)	0	0
Options outstanding (in shares)	0	0	0
Transferred from previous plan (in shares)		0
Options outstanding (in shares)	0	0	0
The 2017 Plan [Member] | Employee Stock Option [Member] | Granted May 5, 2017 [Member]
Granted (in shares)		0
Granted unvested options (in shares)		0
The 2017 Plan [Member] | Employee Stock Option [Member] | Granted January 23, 2018 [Member]
Granted (in shares)	0
Granted unvested options (in shares)	0
The 2017 Plan [Member] | Employee Stock Option [Member] | Granted April 24, 2018 [Member]
Granted (in shares)	0
Granted unvested options (in shares)	0